Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004013
Average Annual Return [Line Items]
Average Annual Return, Percent	28.73%		0.45%		7.00%
Without Sales Load [Member] | C000184318
Average Annual Return [Line Items]
Average Annual Return, Percent	29.16%		0.68%	6.02%
Without Sales Load [Member] | C000225810
Average Annual Return [Line Items]
Average Annual Return, Percent	30.20%	(2.39%)
TOPIX Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.80%		9.66%		7.41%
TOPIX Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.80%		9.66%	7.64%
TOPIX Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.80%	5.70%
MSCI Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.18%		10.06%		7.57%
MSCI Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.18%		10.06%	8.04%
MSCI Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.18%	5.75%